Fees Summary	Jun. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,000,000,000
Previously Paid Amount	0
Total Fee Amount	459,300
Total Offset Amount	0
Net Fee	$ 459,300
Final Prospectus	true